Document and Entity Information	12 Months Ended
Dec. 31, 2025 shares
Document and Entity Information
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2025
Entity File Number	001-42008
Entity Registrant Name	BW LPG Ltd
Entity Incorporation, State or Country Code	U0
Entity Address, Address Line One	10 Pasir Panjang Road
Entity Address, Adress Line Two	#17-02 Mapletree Business City
Entity Address, Country	SG
Entity Address, City or Town	Singapore
Entity Address, Postal Zip Code	117438
Title of 12(b) Security	Ordinary shares, no par value per share
Trading Symbol	BWLP
Security Exchange Name	NYSE
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	151,342,653
Entity Central Index Key	0001649313
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Amendment Flag	false
Auditor Name	KPMG LLP
Auditor Location	Singapore, Singapore
Auditor Firm ID	1051
Business Contact
Document and Entity Information
Contact Personnel Name	Kristian Sørensen
Contact Personnel Email Address	investor.relations@bwlpg.com
Entity Address, Address Line One	10 Pasir Panjang Road
Entity Address, Adress Line Two	#17-02 Mapletree Business City
Entity Address, Country	SG
Entity Address, City or Town	Singapore
Entity Address, Postal Zip Code	117438
City Area Code	65
Local Phone Number	6705-5588